ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)			9 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) t shares	Oct. 05, 2022 Integer	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2022 Integer $ / shares	Aug. 31, 2025 USD ($) $ / shares shares	Jul. 28, 2025 $ / shares	Mar. 20, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 01, 2023 $ / shares	Nov. 30, 2023 USD ($) $ / shares shares	May 16, 2023 $ / shares	May 15, 2023 $ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Insider card liabilities			$ 300,000
Selling price								$ 1,800,000		$ 2,200,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Exchange ratio											1.01508
Common stock, shares issued | shares			7,435,756					1,843,852		1,121,738
Common stock value			$ 5,000					$ 5,000		$ 3,000
M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, par value | $ / shares					$ 0.001	$ 0.0001			$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued | shares					691,528,945				581,704,525			514,333,691
Common stock value					$ 691,529				$ 581,705			$ 514,334
Gulfstream G280 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Purchase obligation, number of aircrafts | aircraft | Integer		4		4
Share Exchange Agreement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock issued during period shares | shares			1,197,604
Common stock received in share exchange agreement | shares			16,000,000
Komodo Capital [Member] | M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock, shares issued | shares	8,000,000
Common stock value	$ 800
NTM Minerals Limited [Member] | M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Mineral offtake rights | t	88,000
Value of assets purchased	$ 850,000,000
Common stock issued for purchase of assets | shares	12,000,000
Volato Group Inc [Member] | M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Merger agreement ownership percentage						85.00%
Discontinued Operations, Disposed of by Sale [Member] | GC Aviation Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Selling price							$ 2,000,000.0
Discontinued operation							$ 1,800,000